Restricted Stock and Cash Awards - Schedule of Restricted Stock Awards Vesting Periods (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vesting Period [Line Items]
Shares granted in the period	352,000	224,000	216,000
Vesting Period One Year [Member]
Vesting Period [Line Items]
Shares granted in the period	20,000	20,000	12,000
Vesting period, years	1 year
Vesting Period Two Years [Member]
Vesting Period [Line Items]
Shares granted in the period			17,000
Vesting period, years	2 years
Vesting Period Four Years [Member]
Vesting Period [Line Items]
Shares granted in the period	332,000	200,000	187,000
Vesting period, years	4 years
Vesting Period Five Years [Member]
Vesting Period [Line Items]
Shares granted in the period		4,000
Vesting period, years	5 years
Vesting Period Ten Years [Member]
Vesting Period [Line Items]
Vesting period, years	10 years